Plant, property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Plant, property and equipment, net
Note 6.	Plant, property and equipment, net

Plant, property and equipment, net are as follows:

	December 31,
	2025	2024
Land	$2,000,900	$2,000,900
Buildings and improvements	18,940,451	18,212,581
Machinery and equipment	70,968,617	58,826,588
Salt reserves	275,286,068	275,302,068
Construction in process	2,181,198	7,948,034
	369,377,234	362,290,171
Accumulated depreciation and depletion	(47,958,935)	(34,229,730)
	$321,418,299	$328,060,441

Depreciation and depletion expense are included in the following financial statement line items in the Consolidated Income Statements:

	Year ended December 31,
	2025	2024
Cost of revenue	$13,509,690	$11,690,002
Selling, general and administrative expense	227,185	187,277
Total	$13,736,875	$11,877,279

The Company recognized a loss from disposal of $39 thousand and $0.3 million on the Consolidated Income Statements for the years ended December 2025 and 2024, respectively.